Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value of Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Oct. 17, 2016
Details
Conversion feature derivative liability	$ 93,206	$ 447,850
Conversion feature derivative liability, change in fair value	$ (354,644)